Note 26 - Segment and Geographic Information - The Group Derives Revenue from External Customers for Each of the Following Services (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total revenue from external customers	$ 107,404,766	$ 83,695,885	$ 52,738,077
Advertising Revenue [Member]
Total revenue from external customers	7,023,399	8,160,310	6,799,109
Others [Member]
Total revenue from external customers	324,191	478,210	1,287,556
Precious Metal Trading Services [Member]
Total revenue from external customers	79,702,654	60,091,117	30,124,245
Financial Service Revenue [Member]
Total revenue from external customers	17,205,459	10,355,732	11,122,400
Brokerage Services in Hong Kong [Member]
Total revenue from external customers	$ 3,149,063	$ 4,610,516	$ 3,404,767